Note 21 - Stock Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Schedule of detailed information about warrant liabilities [text block]
	2025		2024
Public Warrants	No. of units	Amount	No. of units	Amount
At January 1	958,272	$910,263	958,272	$287,482
Change in fair value	-	(669,257)	-	622,781
At December 31	958,272	$241,006	958,272	$910,263
	2025		2024
Private Warrants	No. of units	Amount	No. of units	Amount
At January 1	1,206,250	$19,172,009	2,000,000	$5,934,000
Granted	-	-	825,000	4,105,372
Exercised	(1,206,250)	(20,880,595)	(1,618,750)	(23,631,428)
Change in fair value	-	1,708,586	-	32,764,065
At December 31	-	$-	1,206,250	$19,172,009